Outstanding Common Stock Equivalents That Were Anti-Dilutive (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	0	[1]	0.2	[1]	3.4	[1]
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	0	[2]	7.9	[2]	21.2	[2]
Shares Underlying Convertible Debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	4.0		0		21.2

[1]	The weighted average exercise price for anti-dilutive options for 2012 and 2011 was $17.12 and $7.90, respectively.
[2]	Represents all outstanding warrants for 2012 and 2011. The exercise price for the warrants was $22.50.